FINANCE LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
Finance leases are secured by the related assets held under the finance lease, and the carrying values of finance lease liabilities at December 31, 2018 are as follows:

	December 31, 2018 US$’000	December 31, 2017 US$’000
Current liabilities
Finance lease liabilities	436	354

	436	354

Non-current liabilities	526	532

Finance lease liabilities	526	532

Schedule of Finance Lease Liabilities Payable
Finance lease liabilities are payable as follows:

	December 31, 2018 US$’000
	Minimum lease payments	Interest	Principal
Less than one year	473	37	436
In more than one year, but not more than two	271	19	252
In more than two years but not more than five	294	20	274

	1,038	76	962

	December 31, 2017 US$’000
	Minimum lease payments	Interest	Principal
Less than one year	387	33	354
In more than one year, but not more than two	381	17	364
In more than two years but not more than five	170	2	168

	938	52	886

Schedule of Outstanding Interest Bearing Loans and Borrowings
The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2018 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Finance lease liabilities	Euro	4.53%	2023	648	648
Finance lease liabilities	USD	5.51%	2023	314	314

Total interest-bearing loans and borrowings				962	962

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2017 were as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Finance lease liabilities	Euro	4.54%	2020	835	835
Finance lease liabilities	USD	5.51%	2019	51	51

Total interest-bearing loans and borrowings				886	886